SCHEDULE OF CASH AND BANK BALANCES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Cash on hand
Cash at banks	3,808	3,936
Cash and bank balances	¥ 3,808	¥ 3,936